SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 4,448	$ 5,720	$ 9,295
Work-in-progress	2,271	2,920	2,536
Finished goods	437	562	813
Total inventory, net	$ 7,156	$ 9,202	$ 12,644